Loans and Allowance for Loan Losses, Impaired Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
With an allowance recorded [Abstract]
Unpaid principal balance		$ 0
Recorded investment	$ 1,993	0
Total [Abstract]
Unpaid principal balance	10,048	11,076
Recorded investment	10,023	11,026
Allowance for Loan Losses Allocated	10
Impaired loans [Abstract]
Average impaired loans - with no allowance recorded		0
Interest income recognized - with no allowance recorded		0
Cash basis interest recognized - with no allowance recorded		0
Average impaired loans	10,587	8,276
Interest income recognized	575	510
Cash basis interest recognized	575	510
Residential Real Estate [Member]
With no related allowance recorded [Abstract]
Unpaid principal balance		418
Recorded investment		411
Impaired loans [Abstract]
Average impaired loans - with no allowance recorded		423
Interest income recognized - with no allowance recorded		21
Cash basis interest recognized - with no allowance recorded		21
Commercial Real Estate [Member] | Owner-occupied [Member]
With no related allowance recorded [Abstract]
Unpaid principal balance	5,052	5,256
Recorded investment	5,027	5,256
Impaired loans [Abstract]
Average impaired loans - with no allowance recorded	5,151	3,417
Interest income recognized - with no allowance recorded	309	260
Cash basis interest recognized - with no allowance recorded	309	260
Commercial Real Estate [Member] | Nonowner-occupied [Member]
With no related allowance recorded [Abstract]
Unpaid principal balance	384	632
Recorded investment	384	589
Impaired loans [Abstract]
Average impaired loans - with no allowance recorded	387	626
Interest income recognized - with no allowance recorded	29	29
Cash basis interest recognized - with no allowance recorded	29	29
Commercial and Industrial [Member]
With an allowance recorded [Abstract]
Unpaid principal balance	1,993
Recorded investment	1,993
With no related allowance recorded [Abstract]
Unpaid principal balance	2,538	4,686
Recorded investment	2,538	4,686
Total [Abstract]
Allowance for Loan Losses Allocated	10
Impaired loans [Abstract]
Average impaired loans - with an allowance recorded	1,987
Interest income recognized - with an allowance recorded	94
Cash basis interest recognized - with an allowance recorded	94
Average impaired loans - with no allowance recorded	2,981	3,772
Interest income recognized - with no allowance recorded	139	196
Cash basis interest recognized - with no allowance recorded	139	196
Consumer [Member] | Home Equity [Member]
With no related allowance recorded [Abstract]
Unpaid principal balance	31	34
Recorded investment	31	34
Impaired loans [Abstract]
Average impaired loans - with no allowance recorded	32	28
Interest income recognized - with no allowance recorded	2	2
Cash basis interest recognized - with no allowance recorded	2	2
Consumer [Member] | Other [Member]
With no related allowance recorded [Abstract]
Unpaid principal balance	50
Recorded investment	50
Total [Abstract]
Unpaid principal balance		50
Recorded investment		50
Impaired loans [Abstract]
Average impaired loans - with no allowance recorded	49
Interest income recognized - with no allowance recorded	2
Cash basis interest recognized - with no allowance recorded	$ 2
Average impaired loans		10
Interest income recognized		2
Cash basis interest recognized		$ 2